Risk management - NII/NPV-at-Risk banking book per currency - year one (Details) - NII-at-Risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Ramped unfloored parallel downward
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	€ (239)	€ (142)
NPV-at-Risk	27	594
Ramped unfloored parallel downward | Euro
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	(165)	(119)
NPV-at-Risk	(291)	392
Ramped unfloored parallel downward | US Dollar
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	(12)	(1)
NPV-at-Risk	186	137
Ramped unfloored parallel downward | Other currency
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	(62)	(23)
NPV-at-Risk	131	66
Ramped unfloored parallel upward
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	236	142
NPV-at-Risk	(969)	(1,153)
Ramped unfloored parallel upward | Euro
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	155	114
NPV-at-Risk	(645)	(926)
Ramped unfloored parallel upward | US Dollar
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	12	2
NPV-at-Risk	(178)	(147)
Ramped unfloored parallel upward | Other currency
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	69	27
NPV-at-Risk	€ (146)	€ (79)